Long Term Investment (Details) - CNY (¥) ¥ in Thousands								12 Months Ended
	Dec. 19, 2022	Dec. 09, 2022	May 06, 2022	Dec. 08, 2021	Oct. 09, 2021	May 27, 2021	Mar. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Long Term Investment (Details) [Line Items]
Investments								¥ 234,176
Invested amount								75,000	¥ 75,000
Shares of loss								25,449
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Investments amount								¥ 5,000
Equity investment percentage								1.76%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage						4.44%
Invested amount						¥ 10,000
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage							13.79%
Invested amount							¥ 8,000
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage				19.50%
Invested amount				¥ 2,925
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage				19.00%
Invested amount				¥ 3,800
Valley Hongyuan (Hangzhou) Technology Partnership LP [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage			14.28%
Invested amount			¥ 5,000					¥ 2,000
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage		1.55%
Invested amount		¥ 5,000
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage	7.6923%
Invested amount	¥ 25,000
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount					¥ 150,000